Monachil Credit Income Fund
Consolidated Schedule of Investments (Unaudited)
As of March 31, 2026

Principal Amount		Value
	ASSET-BACKED SECURITIES — 6.2%
	COLLATERALIZED LOAN OBLIGATIONS — 2.4%
250,000	Man US CLO, Ltd. Series 2023-1A, Class D, 9.518% (3-Month Term SOFR+585 basis points), 7/20/2035[1,2,3]	$250,047
250,000	New Mountain Guardian IV Rated Series 2023-1A, Class A2, 8.143% (3-Month Term SOFR+450 basis points), 8/22/2036[1,2,3,4]	250,000
		500,047
	CONSUMER ABS — 3.3%
200,000	Auxilior Term Funding LLC Series 2023-1A, Class E, 10.970%, 12/15/2032[1,2]	216,698
	Carvana Auto Receivables Trust
1,000	Series 2023-P4, Class C, 6.550%, 12/10/2029[1,2]	1,047
1,000	Series 2024-P1, Class C, 5.570%, 7/10/2030[1,2]	1,027
1,000	Series 2024-P1, Class D, 6.250%, 3/10/2031[1,2]	1,024
100,000	CP EF Asset Securitization II LLC Series 2023-1X, Class C, 7.560%, 3/15/2032[2]	101,136
63,280	Foundation Finance Trust Series 2023-1X, Class D, 9.180%, 12/15/2043[2]	67,597
100,000	GLS Auto Receivables Trust Series 2023-2X, Class D, 6.310%, 3/15/2029[2]	101,925
90,190	Goodleap Sustainable Home Solutions Trust Series 2023-4CX, Class B, 7.970%, 3/20/2057[2]	65,109
100,000	OneMain Financial Issuance Trust Series 2023-2X, Class D, 7.520%, 9/15/2036[2]	103,239
28,165	Upstart Securitization Trust Series 2023-2X, Class B, 7.920%, 6/20/2033[2]	28,223
		687,025
	OTHER ABS — 0.5%
108,577	Lunar Aircraft, Ltd. Series 2020-1A, Class A, 3.376%, 2/15/2045[1,2]	106,655
	TOTAL ASSET-BACKED SECURITIES
	(Cost $1,267,772)	1,293,727
	BANK LOANS — 93.1%
	CONSUMER LOAN POOLS — 66.8%
226,277	Capsource II Acquisition 12.000%, 1/24/2035[4]	308,277
6,165,811	Capsource Venture 12.170%, 3/21/2034[4]	6,499,166
974,819	Innovate Master Trust Series 2023-1 17.749%, 11/7/2036[4]	400,661

Monachil Credit Income Fund
Consolidated Schedule of Investments (Unaudited) - Continued
As of March 31, 2026

Principal Amount		Value
	CONSUMER LOAN POOLS (Continued)
6,534,623	Stratus Financial LLC 12.568% (3-Month Term SOFR+100 basis points), 8/6/2034[3,4]	$6,798,169
		14,006,273
	CONSUMER LOAN RECEIVABLES — 26.3%
5,521,768	CSPV Portfolio of Receivables 22.319%, 10/3/2035[4]	5,521,768
	TOTAL BANK LOANS
	(Cost $19,356,855)	19,528,041

Number of Shares
	COMMON STOCKS — 1.7%
	INVESTMENT COMPANIES — 1.7%
8,500	BCP Investment Corp.	63,920
10,000	CION Investment Corp.	68,400
5,000	FS KKR Capital Corp.[5]	50,900
10,000	Great Elm Capital Corp.	50,100
10,000	MidCap Financial Investment Corp.	112,400
		345,720
	TOTAL COMMON STOCKS
	(Cost $495,848)	345,720

Principal Amount
	U.S. TREASURY BILLS — 8.5%
	GOVERNMENTS — 8.5%
	United States Treasury Bill
350,000	3.616%, 4/30/2026	348,979
700,000	3.535%, 5/12/2026	697,111
400,000	3.600%, 6/11/2026	397,163
350,000	3.626%, 7/21/2026	346,112
		1,789,365
	TOTAL U.S. TREASURY BILLS
	(Cost $1,789,409)	1,789,365
	TOTAL INVESTMENTS — 109.5%
	(Cost $22,909,884)	22,956,853
	Liabilities in Excess of Other Assets — (9.5)%[6]	(1,984,566)
	TOTAL NET ASSETS — 100.0%	$20,972,287

LLC — Limited Liability Company
SOFR — Secured Overnight Financing Rate
US — United States

Monachil Credit Income Fund
Consolidated Schedule of Investments (Unaudited) - Continued
As of March 31, 2026

[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $826,498, which represents 3.9% of the total net assets of the Fund.
[2]Callable.
[3]Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4]Level 3 securities fair valued under procedures established by the Board of Trustees, represents .00% of Net Assets. The total value of these securities is $19,778,041.
[5]Non-income producing.
[6]Includes Cash, Cash equivalents, Dividends and Interest, and Total liabilities.